Subsequent Event	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event

37. SUBSEQUENT EVENT

Subsequent to December 31, 2018, the Company repurchased a further US$324 million of its unsecured notes for cash of US$300 million. The remaining principal amounts of the Company’s unsecured notes as at January 31, 2019 are:

As at January 31, 2019	US$ Principal Amount
5.70% due October 15, 2019	500
3.00% due August 15, 2022	500
3.80% due September 15, 2023	450
4.25% due April 15, 2027	1,061
5.25% due June 15, 2037	666
6.75% due November 15, 2039	1,400
4.45% due September 15, 2042	722
5.20% due September 15, 2043	300
5.40% due June 15, 2047	851
6,450